Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Initial balance, quantity	1,109,058,185
Initial balance	$ 35,114	$ 13,177,841
Final balance, quantity	1,109,058,185
Final balance	$ 35,114	$ 13,177,841